Revenue Recognition - Remaining Performance Obligation (Details) $ in Millions	Mar. 31, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-07-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 17.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 22.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 20.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 19.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 19.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 18.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue from Contract with Customer [Abstract]
Extended service warranties	$ 143.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Extended service warranties, period